Income Taxes - Summary Of Components Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 450,543	$ 433,804
Interest expense carryforward	31,285
Other assets		233
Total gross deferred tax assets	481,828	434,037
Total deferred tax assets, net of valuation allowance	481,828	434,037
Deferred tax liabilities:
Investment in subsidiaries	(538,983)	(463,676)
Total gross deferred tax liabilities	(538,983)	(463,676)
Net deferred tax liabilities	$ (57,155)	$ (29,639)